Summary of Significant Accounting Policies 10-Q - A PARADISE ACQUISITION CORP. (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Private Placement [Line Items]
Cash and cash equivalents		$ 12,759,270		$ 25,253,578	$ 4,018,226
Investments held in trust account				203,318,154
Tax expense		0	$ 0	0
A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Cash and cash equivalents		428,394		697,629	0
FDIC amount		250,000
Deferred offering costs				0	22,817
Underwriting fee	$ 4,000,000	4,000,000
Deferred underwriting fee	8,000,000	8,000,000
Interest earned on marketable securities held in Trust Account				3,318,154
Investments held in trust account		205,105,918		203,318,154	0
Unrecognized tax benefits		0		0	0
Accrued for interest and penalties		0		0	0
Tax expense		$ 0	$ 0	$ 0	$ 0
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Number of shares issued (in shares)		20,000,000		20,000,000
IPO | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Deferred offering costs	12,645,418
Other offering costs	645,418
Proceeds from issuance of public offering	200,000,000			$ 200,000,000
Public shares | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Deferred offering costs	12,303,992
Public rights | A PARADISE ACQUISITION CORP.
Private Placement [Line Items]
Deferred offering costs	$ 341,426